Loan Capital - Summary (Details) - AUD ($) $ in Millions	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Loan capital
Loan capital	$ 33,176	$ 31,254	$ 29,067
Additional Tier 1 (AT1) loan capital
Loan capital
Loan capital	9,806	9,795
Westpac capital notes
Loan capital
Loan capital	8,056	8,046
USD AT1 securities
Loan capital
Loan capital	1,750	1,749
Tier 2 loan capital
Loan capital
Loan capital	23,370	21,459
Subordinated notes
Loan capital
Loan capital	23,370	21,459
Parent Entity
Loan capital
Loan capital	32,085	30,734	$ 29,067
Parent Entity | Additional Tier 1 (AT1) loan capital
Loan capital
Loan capital	9,806	9,795
Parent Entity | Westpac capital notes
Loan capital
Loan capital	8,056	8,046
Parent Entity | USD AT1 securities
Loan capital
Loan capital	1,750	1,749
Parent Entity | Tier 2 loan capital
Loan capital
Loan capital	22,279	20,939
Parent Entity | Subordinated notes
Loan capital
Loan capital	$ 22,279	$ 20,939